Share-based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation (Details) [Line Items]
Common stock, shares authorized (in Shares)						60,274,078
Shares grant options (in Shares)						4,487,142
Fair market value percentage				100.00%		100.00%
Date of grant percentage				110.00%		110.00%
Incentive stock options percentage				10.00%		10.00%
Stock Incentive Plan, description				The term of the options granted under the 2013 Plan cannot be greater than ten years; five years for incentive stock options granted to a ten percent or more stockholder of the Company. Options granted generally vest twenty-five percent on the one-year anniversary of the date of grant with the remaining balance vesting equally on a monthly basis over the subsequent three years. On December 21, 2020, the 2013 Plan was amended to increase the number of authorized shares to approximately 20.6 million shares.		The term of the options granted under the 2013 Plan cannot be greater than ten years; five years for incentive stock options granted to a ten percent or more stockholder of the Company. Options granted generally vest twenty-five percent on the one-year anniversary of the date of grant with the remaining balance vesting equally on a monthly basis over the subsequent three years. On December 20, 2019 and December 21, 2020, the 2013 Plan was amended to increase the number of authorized shares to 13,632,878 shares and 20,632,878 shares, respectively.
Unrecognized compensation cost						$ 1,300,000
Weighted-average years						1 year 7 months 17 days
Share-based compensation expense						$ 278,200	$ 269,900
Research and development expenses		$ 139,000	$ 26,000	$ 320,000	$ 96,000	131,100	111,400
Selling, general and administrative expenses		1,346,000	$ 31,000	1,729,000	$ 112,000	$ 147,100	$ 158,500
Net of forfeitures		$ 3,000		$ 3,500,000
Weighted average exercise prices (in Dollars per share)		$ 22		$ 1.22
Subsequent Event [Member]
Share-based Compensation (Details) [Line Items]
Issuance of common stock	$ 5,000,000
Exercise price (in Dollars per share)	$ 18.11
Restricted stock units	$ 2,200,000
Class A Common Stock [Member]
Share-based Compensation (Details) [Line Items]
Common stock, shares authorized (in Shares)		88,205,793		88,205,793		88,205,793
Class A Common Stock [Member] | 2013 Stock Option Plan [Member]
Share-based Compensation (Details) [Line Items]
Common stock, shares authorized (in Shares)						20,632,878